Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less accumulated amortization	$ (810,185)	$ (758,851)
Property and equipment, Total	4,928,280	5,389,660
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	7,043,294	6,780,121
Less accumulated amortization	(3,802,265)	(3,129,046)
Property and equipment, Total	3,241,029	3,651,075
Equipment [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	6,461,263	6,361,808
Furniture and fixtures [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	6,981	6,981
Electronic and computer equipment [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	50,587	50,587
Vehicles [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	348,535	315,905
Building [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	99,359
Land improvements [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	76,569	44,840
Kiewit property facilities [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	2,497,436	2,497,436
Kiewit property facilities [Member] | Total [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Total	$ 1,687,251	$ 1,738,585